FINANCING RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2016
FINANCING RECEIVABLE [Abstract]
Schedule of financing receivable
	As of December 31,
	2015	2016
Current financing receivable
Used automobile financing	$72,269	$277,684
Financing for installment sales	27,702	11,205
Other financing	47,833	27,775
Net deferred origination costs	209	176
Less allowance for financing receivable	(3,556)	(15,067)
Current financing receivable, net	$144,457	$301,773

Long-term financing receivable
Used automobile financing	$-	$53
Financing for installment sales	3,112	324
Other financing	12,188	-
Less allowance for long-term financing receivable	(27)	(47)
Long-term financing receivable, net	$15,273	$330

Schedule of nonaccrual financing receivable
	As of December 31,
	2015	2016

Used automobile financing	$432	$3,352
Financing for installment sales	2,977	6,817
Other financing	174	4,945
	$3,583	$15,114

Schedule of aging of financing receivable
	0-90	over 90	total
	days	days	financing
	aging	aging	receivable

Used automobile financing	$275,007	2,730	$277,737
Financing for installment sales	4,712	6,817	11,529
Other financing	23,734	4,041	27,775
	$303,453	$13,588	$317,041

	0-90	over 90	total
	days	days	financing
	aging	aging	receivable

Used automobile financing	$72,269	-	$72,269
Financing for installment sales	27,837	2,977	30,814
Other financing	59,847	174	60,021
	$159,953	$3,151	$163,104

Schedule of movement of allowance for financing receivable
	As of December 31,
	2015	2016

Balance at beginning of year	-	$(3,583)
Charge to cost of revenues	(3,665)	(12,436)
Write off of financing receivable	-	119
Exchange difference	82	786
Balance at end of year	$(3,583)	$(15,114)